Other, net	12 Months Ended
Dec. 31, 2020
Other, net
Other, net

26.  Other, net

(a)This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Other income
Sale of supplies and merchandise to third parties	19,581	32,228	46,128
Reversal for impairment of spare parts and supplies, note 8(c)	15,762	11,641	4,665
Sale of services to third parties	5,626	6,415	3,512
Insurance claim recovery (b)	4,381	—	33,735
Revenue from commercial claims	3,800	2,098	—
Sale of assets to third parties	1,356	19,405	3,863
Sale of supplies to related parties, note 30(a)	890	1,259	27
Income from previous years	475	1,311	1,504
Sale of investment in subsidiary	250	—	7,097
Sale of assets to related parties, note 30(a)	—	11	30
Changes in provisions for exploration projects	—	—	2,433
Recovery of expenses from previous years	—	—	81
Income from rental of investment properties	—	—	45
Expiration of allowance for expected credit losses, note 7(f)	—	—	45
Other minor	1,646	2,632	(566)
	53,767	77,000	102,599
Other expenses
Disposal cost of sale of supplies and merchandise to third parties	(26,463)	(33,664)	(57,897)
Provision for impairment of spare parts and supplies, note 8(c)	(17,266)	(15,703)	(11,704)
Direct expenses	(3,311)	(15,992)	(9,867)
Expenses from previous years	(1,402)	(2,240)	(1,831)
Disposal cost of sale of supplies and merchandise to related parties	(1,211)	(2,944)	(257)
Changes in provisions for exploration projects, note 15(b)	(642)	(4,020)	—
Withdrawals and disposals of property, machinery and equipment, note 11(a)	(586)	(2,926)	(6,626)
Net cost of property, machinery and equipment to third parties, note 11(a)	(192)	(4,965)	(626)
Allowance for expected credit losses, note 7(f)	(4)	(25)	(1,334)
Net cost of transfer of investments (c)	—	—	(11,178)
Other minor	—	(9,236)	(2,587)

	(51,077)	(91,715)	(103,907)

	2,690	(14,715)	(1,308)

(b)For the year 2020, corresponds to the income of the subsidiary El Brocal related to the indemnity for the insurance claim of US$4,381,000 as a result of the insurance compensation for the damage suffered by the fire in the electric motor of the 16x22 Dominium Mill located on the first plant that occurred in August 2019. During the year ended December 31, 2020, the amount was collected.

For the year 2018, corresponds to the indemnity for the insurance claim of the rotor 2 of the 20X30 mill motor occurred in May 2017 of the subsidiary El Brocal. The total compensation for lost profits and consequential damages is US$38,793,000, while the associated costs for mitigation, repair and cost overruns are US$5,058,000, having a net effect on results of US$33,735,000, see note 26. As of December 31 of 2018, El Brocal has received the full amount of compensation from the insurance.

(c)

On April 30, 2018, the Company sold its investment in Buenaventura Ingenieros S.A. for US$7.1 million with a related sale costs of US$11.2 million. The transaction generated a net loss of US$4.1 million.